Discontinued Operations (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations in the Consolidated Balance Sheet
Total assets held-for-sale	$ 0	$ 3,331
Total liabilities held-for-sale	0	3,043
Major classes of assets and liabilities included above:
Total investments	511,379	460,276
Total future policy benefits	184,275	170,922
Met Life Taiwan Insurance Company Limited [Member]
Discontinued Operations in the Consolidated Balance Sheet
Total assets held-for-sale		3,331
Total liabilities held-for-sale		3,043
Major classes of assets and liabilities included above:
Total investments		2,726
Total future policy benefits		$ 2,461